Borrowings - Maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Within 1 year	¥ 4,940,310	¥ 6,838,328
Between 1 to 2 years	142,625	1,567,890
Between 2 to 3 years	7,300	113,480
Total	¥ 5,090,235	¥ 8,519,698